UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smithh III           Holland, Michigan              5/10/01
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      54

Form 13F Information Table Value Total:  $119,373
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                March 31, 2001

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value    Shares/    Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)   Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------   -------    ---  ---   -------  --------  ----    ------   ----
1ST INDIANA CORP.               COM         32054R108      289    11007.688   SH         Sole                              11007.688
AMERICAN HOME PRODS CP COM      COM         026609107     5262    89567.497   SH         Sole           21175              68392.497
AOL TIME WARNER                 COM         00184A105     4998       124483   SH         Sole           28700                  95783
APARTMENT INVT & MGMT CL A      COM         03748R101      673        15136   SH         Sole            2635                  12501
APPLEBEES INTL INC COM          COM         037899101      410        11500   SH         Sole            2700                   8800
BANK WEST FINANCIAL CORP        COM         065631103      162        20000   SH         Sole                                  20000
CARDINAL HEALTH INC COM         COM         14149y108     3562        36820   SH         Sole           11395                  25425
CHEESECAKE FACTORY INC COM      COM         163072101      291         7900   SH         Sole            3400                   4500
CINTAS CORPORATION              COM         172908105     1811        45945   SH         Sole           15000                  30945
CISCO SYSTEMS INC.              COM         17275R102     3625       229253   SH         Sole           47250                 182003
CITIGROUP                       COM         172967101     1869   41559.7527   SH         Sole           10540             31019.7527
CITIZENS BKG CORP MICH COM      COM         174420109      349    13082.577   SH         Sole             400              12682.577
CORNING INC COM                 COM         219350105     1539    74401.188   SH         Sole           17900              56501.188
E M C CORP MASS COM             COM         268648102     3678       125118   SH         Sole           26645                  98473
EXXON MOBIL CORP COM            COM         30231G102      209         2575   SH         Sole                                   2575
FIFTH THIRD BANCORP COM         COM         316773100      638        11941   SH         Sole             600                  11341
FIRST MIDWEST BANCORP           COM         320867104      446        15849   SH         Sole                                  15849
FIRST OAK BROOK BANCSH COM      COM         335847208      475    24413.367   SH         Sole                              24413.367
FIRST SOURCE CORPORATION        COM         336901103      282    15066.447   SH         Sole                              15066.447
FIRST TENN NATL CORP COM        COM         337162101     1875    60670.504   SH         Sole       22713.037              37957.467
FIRSTMERIT CORP COM             COM         337915102      572    22010.262   SH         Sole             800              21210.262
FISERV INC.                     COM         337738108     6010       134343   SH         Sole           27225                 107118
FREDDIE MAC                     COM         313400301     1423        21950   SH         Sole            5500                  16450
GENERAL ELECTRIC                COM         369604103      676        16150   SH         Sole            3700                  12450
GENTEX CORP COM                 COM         371901109     1127        48735   SH         Sole           18860                  29875
GENZYME CORP. GENL.             COM         372917104     2186        24200   SH         Sole            4700                  19500
HEWLETT PACKARD COMPANY         COM         428236103     2971    94996.559   SH         Sole           28050              66946.559
HOME DEPOT INC COM              COM         437076102     5657   131247.824   SH         Sole           29575             101672.824
HOME FED BANCORP COM            COM         436926109      236        13650   SH         Sole                                  13650
HUNTINGTON BANCSHARES COM       COM         446150104     1165   81765.9998   SH         Sole                             81765.9998
INDEPENDENT BANK CORPORATION    COM         453838104      889        44054   SH         Sole            7867                  36187
INTEL CORPORATION               COM         458140100     4457   169390.034   SH         Sole           40700             128690.034
IRWIN FINL CORP COM             COM         464119106      480        22700   SH         Sole            3500                  19200
JOHNSON & JOHNSON COM           COM         478160104     5192     59357.83   SH         Sole           13970               45387.83
MACATAWA BANK CORPORATION       COM         554225102     1392        94800   SH         Sole           94800
MAF BANCORP INC.                COM         55261R108      713     26050.21   SH         Sole        4648.159              21402.051
MBNA CORP COM                   COM         55262L100     7459   225348.646   SH         Sole           44955             180393.646
MERCANTILE BANK CORP COM        COM         587376104      400        26425   SH         Sole                                  26425
MERCK & CO INC COM              COM         589331107     4964    65405.594   SH         Sole           16150              49255.594
MICROSOFT CORP COM              COM         594918104     4044        73947   SH         Sole           18400                  55547
MIDWEST BANK HOLDINGS           COM         598251106      279        18000   SH         Sole                                  18000
NATIONAL CITY CORP COM          COM         635405103      335        12540   SH         Sole                                  12540
OLD KENT FINL CORP COM          COM         679833103     1010        26576   SH         Sole            1200                  25376
ORACLE CORP COM                 COM         68389X105     1040        69440   SH         Sole           17510                  51930
REPUBLIC BANCORP INC COM        COM         760282103      456        37002   SH         Sole                                  37002
ROYAL DUTCH PETE CO NY REG GLD  COM         780257804     4644        83770   SH         Sole           22482                  61288
SUN MICROSYSTEMS INC COM        COM         866810104     1015        66070   SH         Sole           14320                  51750
TELLABS INC COM                 COM         879664100     4834       118804   SH         Sole           25953                  92851
TRIBUNE CO NEW COM              COM         896047107     2601        63840   SH         Sole           16100                  47740
TYCO INTERNATIONAL LTD COM      COM         902124106     2703        62525   SH         Sole           15032                  47493
US BANCORP DEL COM NEW          COM         902973304     4486   193367.568   SH         Sole       45109.658              148257.91
WATSON PHARMACEUTICALS COM      COM         942683103     3306        62850   SH         Sole           16400                  46450
WELLS FARGO & CO NEW COM        COM         949746101     6281   126963.049   SH         Sole       30358.418              96604.631
WORLDCOM INC                    COM         98157D106     1923       102923   SH         Sole           32700                  70223

REPORT SUMMARY                     54 DATA RECORDS      119373           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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